UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2016

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 113.7%
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 0.7%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	1,330,000		$1,404,813
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,940,000		3,083,325	(a)

Total Auto Components					4,488,138

Diversified Consumer Services - 1.5%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,870,000		1,965,838	(a)(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	3,300,000		3,531,000	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,455,750	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	1,810,000		1,814,525	(b)

Total Diversified Consumer Services					9,767,113

Hotels, Restaurants & Leisure - 5.1%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	2,641,506		2,641,506	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,910,000		2,074,738	(b)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	3,360,000		3,524,425	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,880,000		2,851,200	(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	2,580,000		2,683,200	(a)(b)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	975,000		102	*(a)(b)(f)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,097,091	GBP	1,504,404	(g)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,177,000		2,326,669	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	850,000		894,625	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,530,000		1,562,513	(a)(b)
Landry’s Inc., Senior Notes	9.375%	5/1/20	6,978,000		7,353,067	(a)(b)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	330,000		344,850	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	4,897,000		4,346,087	(a)(b)

Total Hotels, Restaurants & Leisure					32,107,386

Household Durables - 2.3%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,860,000		3,946,850	(a)(b)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	3,120,000		3,199,934	(a)(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,980,000		3,151,350	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	610,000		619,150	(b)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	3,720,000		3,515,400	(a)(b)

Total Household Durables					14,432,684

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,560,000		1,459,200	(a)(b)

Media - 9.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	2,050,000		2,167,875	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	3,100,000		3,278,250	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,510,000		3,882,537	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,480,000		1,781,956	(a)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,400,000		1,402,632	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,020,000		988,125	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,850,000	$4,001,594	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	2,741,200	1,171,863	(b)(c)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	3,160,000	3,073,100	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	3,197,499	1,806,587	(a)(b)(c)(e)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	7,770,000	7,483,481	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	3,500,000	3,500,000	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	2,500,000	2,908,838	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,336,000	1,551,982	(b)
Tribune Media Co., Senior Notes	5.875%	7/15/22	1,430,000	1,465,750
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	4,184,000	4,319,980	(a)(b)
Viacom Inc., Senior Notes	4.375%	3/15/43	4,599,000	3,985,070
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,620,000	5,802,650	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,990,000	4,054,837	(a)(b)

Total Media				58,627,107

Multiline Retail - 0.9%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	2,210,000	2,397,850
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	660,000	627,000	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	1,310,000	1,116,906	(a)(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,040,000	1,621,800	(a)(b)(c)

Total Multiline Retail				5,763,556

Specialty Retail - 2.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	2,480,000	2,600,900	(b)
GameStop Corp., Senior Notes	6.750%	3/15/21	1,760,000	1,782,000	(a)(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	6,960,000	6,177,000	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,570,000	1,658,312	(a)(b)
L Brands Inc., Debentures	6.950%	3/1/33	800,000	812,000	(b)
L Brands Inc., Senior Notes	6.875%	11/1/35	2,380,000	2,535,890
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,650,000	1,782,000	(b)

Total Specialty Retail				17,348,102

TOTAL CONSUMER DISCRETIONARY				143,993,286

CONSUMER STAPLES - 5.3%
Beverages - 1.1%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,610,000	2,518,650	(a)(b)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	2,140,000	2,252,350	(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	2,003,000	2,267,156	(a)(b)

Total Beverages				7,038,156

Food & Staples - 0.2%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,250,000	1,279,688	(a)

Food & Staples Retailing - 0.6%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,610,000	3,379,862	(a)(b)

Food Products - 1.5%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	1,850,000	1,868,500	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	3,090,000	3,144,075	(a)(b)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	5,010,000	4,634,250	(a)(b)

Total Food Products				9,646,825

Household Products - 1.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,290,000	1,373,850	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000	1,768,550	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,080,000	2,262,000	(b)
Sun Products Corp., Senior Notes	7.750%	3/15/21	2,830,000	2,957,350	(a)(b)

Total Household Products				8,361,750

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	4,500,000	$3,976,875	(b)

TOTAL CONSUMER STAPLES				33,683,156

ENERGY - 18.8%
Energy Equipment & Services - 1.7%
CGG, Senior Notes	6.500%	6/1/21	2,520,000	1,146,600
CGG, Senior Notes	6.875%	1/15/22	480,000	220,800
Ensco PLC, Senior Notes	4.700%	3/15/21	450,000	383,062
Ensco PLC, Senior Notes	5.750%	10/1/44	2,403,000	1,408,759
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	880,000	673,200	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	650,000	617,094
Pride International Inc., Senior Notes	7.875%	8/15/40	1,890,000	1,395,859
SESI LLC, Senior Notes	6.375%	5/1/19	2,780,000	2,696,600
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,730,000	2,156,700	(a)(b)

Total Energy Equipment & Services				10,698,674

Oil, Gas & Consumable Fuels - 17.1%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	1,550,000	755,625	*(b)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,210,000	2,088,450	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	3,895,000	1,811,175
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	2,040,000	2,335,800	(a)(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,750,000	1,754,375	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000	3,211,600	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000	620,400
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000	455,000
Continental Resources Inc., Senior Notes	5.000%	9/15/22	570,000	535,800	(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	550,000	473,000
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,650,000	2,126,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	2,919,000	2,752,967	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,221,875	(b)
Enterprise Products Operating LLC, Junior Subordinated Notes	4.465%	8/1/66	285,000	263,625	(b)(i)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,960,000	1,127,000	(b)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,330,000	671,650	(b)
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Notes	7.875%	7/15/21	1,960,000	1,964,900	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	670,000	678,375
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	740,000	723,350
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	2,490,000	2,421,525	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	2,550,000	2,791,217	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	5,640,000	4,709,400	(a)(b)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	720,000	730,800	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,950,000	2,284,462	(b)
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	990,000	967,725
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,720,000	1,784,954	(g)

LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,073,150	(a)
Magnum Hunter Resources Corp. Escrow	—	—	8,070,000	0	*(d)(e)(j)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	3,250,000	2,437,500	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	880,000	642,400	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	3,290,000	$1,192,625	*(b)(e)(f)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	8,900,000	2,180,500	(a)(e)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,900,000	1,966,500	(a)(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	2,240,000	2,111,200
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	2,736,110	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,540,000	1,301,300	(b)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	1,810,000	1,592,800	(d)(e)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	2,350,000	399,500	*(a)(b)(h)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	688,000
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,980,000	3,283,500
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	6,560,000	2,460,000	(g)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,000,000	2,077,900	(b)
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	5,900,000	6,077,000
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,952,000	2,974,140	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,323,350	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,415,700	(a)(b)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	230,000	236,296	(g)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,390,000	1,499,462	(a)(b)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,470,000	1,131,900	(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	10,670,000	7,228,925	(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,810,000	1,472,888	(a)(b)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	290,000	302,717
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000	858,098
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	1,840,000	1,614,600	(b)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	690,000	573,563	(b)
Williams Cos. Inc., Debentures	7.500%	1/15/31	780,000	842,400
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	954,200
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,225,600	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,597,750	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	610,000	603,900	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,020,000	1,005,332	(b)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	540,000	580,500	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	3,530,000	3,732,975	(a)

Total Oil, Gas & Consumable Fuels				108,655,956

TOTAL ENERGY				119,354,630

FINANCIALS - 16.4%
Banks - 9.0%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	2,550,000	2,787,469	(b)(i)(k)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000	4,744,849	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,200,000	5,822,310	(b)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	800,000	817,000	(b)(i)(k)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,820,000	1,858,675	(a)(b)(i)(k)
CIT Group Inc., Senior Notes	5.375%	5/15/20	340,000	361,250
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000	1,118,300	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,901,000	4,115,555	(b)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	2,530,000	2,596,413	(b)(i)(k)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	3,180,000	3,603,958	(a)(b)(i)(k)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	2,510,000	2,651,187	(a)(i)(k)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	740,000	726,125	(b)(i)(k)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,270,000		$1,331,595	(b)(i)(k)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,410,000		2,566,650	(b)(i)(k)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,030,000		2,098,912
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/29/16	4,400,000		4,444,000	(b)(k)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	3,530,000		4,156,575	(b)(i)(k)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	650,000		734,263	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,860,000	AUD	3,910,504	(g)(i)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	1,640,000	GBP	2,150,479	(g)(i)(k)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	4,420,000		4,339,887	(g)(i)

Total Banks					56,935,956

Capital Markets - 0.7%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,110,000		1,191,363
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		2,983,678	(b)

Total Capital Markets					4,175,041

Consumer Finance - 1.0%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,230,000		2,427,912	(b)
Navient Corp., Senior Notes	6.625%	7/26/21	1,200,000		1,215,000
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	3,129,000		2,471,910	(a)(b)

Total Consumer Finance					6,114,822

Diversified Financial Services - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,390,000		1,498,184
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000		954,525
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,060,000		1,110,350	(a)(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,385,000		3,534,251	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	5,180,000		5,568,500	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	310,000		340,612
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,616,300	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000		869,250
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	1,140,000	GBP	1,456,623	(g)(i)(k)

Total Diversified Financial Services					17,948,595

Insurance - 0.6%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,450,000		1,446,375	(a)(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,780,000		1,330,550	(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,368,950	(a)(b)

Total Insurance					4,145,875

Real Estate Investment Trusts (REITs) - 0.9%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	960,000		973,897	(a)
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	970,000		1,003,349	(a)(b)
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,740,000		1,790,025	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000		1,116,900
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	840,000		885,150

Total Real Estate Investment Trusts (REITs)					5,769,321

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 1.4%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	5,680,000		$5,765,200	(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	3,110,000		3,317,997	(a)(b)

Total Real Estate Management & Development					9,083,197

TOTAL FINANCIALS					104,172,807

HEALTH CARE - 7.5%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,490,000		1,450,515	(a)(b)

Health Care Equipment & Supplies - 1.6%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,610,000		1,618,452	(a)(b)(c)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,360,000		1,135,600	(a)(b)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,120,000		1,939,800	(a)(b)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,760,000		1,804,000	(a)(b)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,960,000		1,813,000	(b)
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	1,720,000		1,858,684	(a)(b)

Total Health Care Equipment & Supplies					10,169,536

Health Care Providers & Services - 3.8%
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,458,000		1,352,295	(b)
Centene Corp., Senior Notes	5.625%	2/15/21	1,020,000		1,079,925
Centene Corp., Senior Notes	4.750%	5/15/22	1,290,000		1,335,150	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000		872,273
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,259,023	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000		1,158,125
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	3,110,000		3,001,150	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	2,520,000		2,694,825	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	820,000	EUR	958,152	(g)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,660,000		2,759,750	(b)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,580,000		2,741,121	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	3,900,000		3,646,500	(b)

Total Health Care Providers & Services					23,858,289

Pharmaceuticals - 1.9%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	2,500,000	EUR	2,889,528	(b)(g)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	2,195,000		2,238,900	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	1,740,000		1,709,550	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,280,000		1,148,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	4,240,000		3,964,400	(a)(b)

Total Pharmaceuticals					11,950,378

TOTAL HEALTH CARE					47,428,718

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,430,000		3,865,175	(a)(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,400,000		1,431,500	(b)

Total Aerospace & Defense					5,296,675

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	810,000		841,388	(a)(b)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,530,000		1,522,350	(a)(b)

Total Air Freight & Logistics					2,363,738

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - 1.1%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	977,460		$1,027,555	(a)(b)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	3,861,809		4,407,289	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,052,335		1,210,238	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	426,362		439,600	(b)

Total Airlines					7,084,682

Building Products - 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,951,000		1,872,960	(a)(b)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	2,340,000		2,199,600	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	870,000		913,500	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,290,000		1,351,275	(a)
Total Building Products					6,337,335
Commercial Services & Supplies - 2.4%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,270,000		1,098,550	(a)(b)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	2,290,000		2,496,100	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,710,000		2,403,431	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,241,000		1,268,923	(a)(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	3,018,000		3,238,857	(b)
West Corp., Senior Notes	5.375%	7/15/22	4,730,000		4,428,462	(a)(b)
Total Commercial Services & Supplies					14,934,323
Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,330,000		1,230,250	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	2,380,000		2,439,500	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	2,496,539		2,109,575	(a)(b)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,760,000		1,738,000	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	2,480,000		1,029,200	(a)(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,440,000		432,000	(a)

Total Construction & Engineering					8,978,525

Electrical Equipment - 1.1%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,060,000		1,073,303	(a)(b)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	2,280,000		2,200,200	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,570,000		1,538,600	(a)(b)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	177,343	(a)
WESCO Distribution Inc., Senior Notes	5.375%	6/15/24	1,730,000		1,781,900	(a)

Total Electrical Equipment					6,771,346

Machinery - 1.1%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,200,000		978,000	(a)(b)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	5,370,000		5,651,925	(a)(b)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	370,000		283,975	(a)(b)

Total Machinery					6,913,900

Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,110,000		3,185,250	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	2,150,000		419,250	*(e)(h)

Total Marine					3,604,500

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 1.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	3,040,000	$2,994,400	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,070,000	4,192,100	(a)(b)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,870,000	1,355,750

Total Road & Rail				8,542,250

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	4,325,000	4,530,438	(b)

Transportation - 0.3%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	3,890,000	2,061,700	(a)(b)(c)

TOTAL INDUSTRIALS				77,419,412

INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,420,000	1,414,675	(b)

Internet Software & Services - 0.8%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	1,390,000	1,423,013	(a)(b)(c)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,100,000	2,262,750	(b)
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,254,825	(a)

Total Internet Software & Services				4,940,588

IT Services - 1.3%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,190,000	548,887	(a)(b)(e)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	7,780,000	7,867,525	(a)

Total IT Services				8,416,412

Technology Hardware, Storage & Peripherals - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	2,140,000	2,238,222	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	1,240,000	1,335,810	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	1,700,000	1,586,652
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	850,000	744,392
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	495,000	415,919

Total Technology Hardware, Storage & Peripherals				6,320,995

TOTAL INFORMATION TECHNOLOGY				21,092,670

MATERIALS - 11.2%
Chemicals - 1.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	706,300	(g)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,206,000	1,253,492	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,584,375	1,433,860	(a)(b)(c)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	840,000	885,679	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	4,490,000	4,130,800	(a)(b)
Valvoline Inc., Senior Notes	5.500%	7/15/24	2,200,000	2,299,000	(a)

Total Chemicals				10,709,131

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	1,575,900	(a)(b)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	2,540,000	1,943,100	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	790,000	588,550	(a)(b)

Total Construction Materials				4,107,550

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 3.5%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	2,867,211		$2,967,564	(a)(b)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	1,960,000		2,004,100	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,170,000		1,240,200	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	4,070,000		4,070,000	(a)(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,600,000		1,616,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,220,000		5,872,500	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000		1,012,000	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,000,000		1,905,000	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	820,000		868,175	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	590,000		609,175	(a)

Total Containers & Packaging					22,164,714

Metals & Mining - 5.2%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	2,510,000		2,447,250	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000		576,725	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000		2,004,300	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	3,200,000		3,408,000
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	800,000		738,000	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,350,000		1,343,250	(b)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000		27,966
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000		951,350	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000		653,600
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000		787,196
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,280,000		988,800
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	3,070,000		199,550	*(a)(e)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	32,857		0	(a)(d)(e)(j)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,820,000		2,185,660	(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	1,230,000		1,259,212	(a)(b)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	356,729	EUR	410,118	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,800,000		1,998,000	(a)(b)(c)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	1,300,000		1,342,315	(b)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,130,000		1,087,681
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	1,990,000		2,129,300	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,780,000		3,030,200	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000		1,737,170	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000		2,863,800	(b)
Vale SA, Senior Notes	5.625%	9/11/42	830,000		711,725	(b)

Total Metals & Mining					32,881,168

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,340,000		1,384,622	(b)

TOTAL MATERIALS					71,247,185

TELECOMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 4.8%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,150,000		1,200,312	(b)
CenturyLink Inc., Senior Notes	7.650%	3/15/42	3,170,000		2,853,000	(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	3,520,000		3,770,800
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	4,270,000		3,053,050	(b)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	3,660,000		3,513,600	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	1,260,000		1,315,125	(b)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	2,060,000		2,160,425	(a)(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	4,340,000		954,800	*(a)(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,780,000	$2,825,175	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	5,760,000	5,770,800	(b)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	2,640,000	2,521,200	(b)
Windstream Services LLC, Senior Notes	6.375%	8/1/23	630,000	548,100	(b)

Total Diversified Telecommunication Services				30,486,387

Wireless Telecommunication Services - 8.8%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	6,240,000	6,318,000	(a)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	400,000	459,500	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,710,800	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	6,720,000	7,879,200	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	1,897,500	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,780,000	4,481,250	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000	7,830,000	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,196,040	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,675,000	5,165,875	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,127,772	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	100,994	(b)
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	1,090,000	1,126,788	(b)
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	140,000	147,700	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	3,150,000	3,342,118	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	336,893
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	2,220,000	2,451,084	(g)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,545,514	(a)(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,794,976	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	700,000	775,607	(a)

Total Wireless Telecommunication Services				55,687,611

TOTAL TELECOMMUNICATION SERVICES				86,173,998

UTILITIES - 2.8%
Electric Utilities - 1.4%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,320,000	4,023,000	(b)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,380,000	4,555,200	(b)

Total Electric Utilities				8,578,200

Independent Power and Renewable Electricity Producers - 1.4%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,415,000	2,565,938	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	7,190,293	6,624,057	(b)

Total Independent Power and Renewable Electricity Producers				9,189,995

TOTAL UTILITIES				17,768,195

TOTAL CORPORATE BONDS & NOTES (Cost - $714,004,553)				722,334,057

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	802,000	677,690

Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	2,275,505	159,285	(a)(c)(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,016,672)				836,975

SENIOR LOANS - 2.4%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.4%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	2,510,000	2,513,137	(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	2,070,000		$1,707,750	(l)(m)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,570,125		1,028,432	(l)(m)

TOTAL CONSUMER DISCRETIONARY					5,249,319

ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	2,219,218		1,353,723	(e)(l)(m)

Oil, Gas & Consumable Fuels - 0.3%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	750,000		746,250	(e)(l)(m)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	1,562,532		1,203,149	(l)(m)

Total Oil, Gas & Consumable Fuels					1,949,399

TOTAL ENERGY					3,303,122

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,910,700		1,738,737	(l)(m)

Health Care Providers & Services - 0.4%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	2,445,333		2,378,087	(l)(m)

TOTAL HEALTH CARE					4,116,824

UTILITIES - 0.5%
Electric Utilities - 0.5%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	927,669		867,371	(l)(m)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	2,281,125		2,041,607	(l)(m)

TOTAL UTILITIES					2,908,978

TOTAL SENIOR LOANS (Cost - $17,874,892)					15,578,243

SOVEREIGN BONDS - 4.5%
Argentina - 2.6%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	3,140,000		3,273,450	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,840,000		3,138,200	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	4,070,000		4,389,495	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	3,390,000		3,690,015	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,960,000		2,092,300	(a)

Total Argentina					16,583,460

Hungary - 0.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,658,000		1,910,679

Mexico - 0.6%
United Mexican States, Senior Bonds	6.500%	6/9/22	70,790,000	MXN	3,925,345

Turkey - 0.7%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000		1,985,539	(b)
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,064,000		2,433,394	(b)

Total Turkey					4,418,933

Venezuela - 0.3%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,050,000		510,563
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,164,000		522,345
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	996,000		481,815	(b)(g)

Total Venezuela					1,514,723

TOTAL SOVEREIGN BONDS (Cost - $27,747,366)					28,353,140

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.3%
U.S. Government Obligations - 8.3%
U.S. Treasury Notes	1.375%	9/30/20	25,090,000	$25,519,766
U.S. Treasury Notes	1.125%	6/30/21	13,750,000	13,809,084
U.S. Treasury Notes	1.625%	5/15/26	13,180,000	13,377,700

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $52,202,886)				52,706,550

			SHARES
COMMON STOCKS - 3.0%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Bossier Casino Venture Holdco Inc.			166,350	1,505,468	*(d)(e)
Red Rock Resorts Inc., Class A Shares			2,408	55,408	*

TOTAL CONSUMER DISCRETIONARY				1,560,876

ENERGY - 1.4%
Energy Equipment & Services - 0.5%
Hercules Offshore Inc.			96,800	118,096	*
KCAD Holdings I Ltd.			533,873,172	3,256,626	*(d)(e)

Total Energy Equipment & Services				3,374,722

Oil, Gas & Consumable Fuels - 0.9%
Magnum Hunter Resources Corp.			414,411	5,387,343	*(e)

TOTAL ENERGY				8,762,065

FINANCIALS - 1.0%
Banks - 1.0%
Citigroup Inc.			102,570	4,493,592
JPMorgan Chase & Co.			32,147	2,056,443

TOTAL FINANCIALS				6,550,035

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			31,500	385,875	*(d)(e)

INDUSTRIALS - 0.2%
Marine - 0.2%
DeepOcean Group Holding AS			198,468	1,476,602	*(d)(e)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			6,589,511	0	*(d)(e)(j)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, ADR			28,316	59,135	*(a)

TOTAL COMMON STOCKS (Cost - $28,934,605)				18,794,588

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC (Cost - $1,811,728)	5.500%		2,154	1,930,716

PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Consumer Finance - 0.7%
GMAC Capital Trust I	6.602%		181,300	4,608,646	(i)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE		SHARES	VALUE
Diversified Financial Services - 0.7%
Citigroup Capital XIII	7.122%		168,125	$4,403,194	(b)(i)

TOTAL PREFERRED STOCKS (Cost - $8,448,736)				9,011,840

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	18,500	60,125
Pacific Exploration and Production Corp.		8/31/16	45,250	144,800	*(d)(e)
TOTAL WARRANTS (Cost - $144,800)				204,925

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $854,186,238)				849,751,034

			SHARES
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,504,057)	0.250%		1,504,057	1,504,057

TOTAL INVESTMENTS - 133.9% (Cost - $855,690,295#)				851,255,091
Liabilities in Excess of Other Assets - (33.9)%				(215,700,469)

TOTAL NET ASSETS - 100.0%				$635,554,622

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	The maturity principal is currently in default as of July 31, 2016.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	The coupon payment on these securities is currently in default as of July 31, 2016.

(i)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(j)	Value is less than $1.

(k)	Security has no maturity date. The date shown represents the next call date.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$141,351,780	$2,641,506		$143,993,286
Energy	—	117,761,830	1,592,800		119,354,630
Materials	—	71,247,185	0	*	71,247,185
Other Corporate Bonds & Notes	—	387,738,956	—		387,738,956
Convertible Bonds & Notes	—	836,975	—		836,975
Senior Loans:
Consumer Discretionary	—	2,513,137	2,736,182		5,249,319
Energy	—	1,353,723	1,949,399		3,303,122
Health Care	—	1,738,737	2,378,087		4,116,824
Utilities	—	—	2,908,978		2,908,978
Sovereign Bonds	—	28,353,140	—		28,353,140
U.S. Government & Agency Obligations	—	52,706,550	—		52,706,550
Common Stocks:
Consumer Discretionary	$55,408	—	1,505,468		1,560,876
Energy	118,096	5,387,343	3,256,626		8,762,065
Financials	6,550,035	—	—		6,550,035
Health Care	—	—	385,875		385,875
Industrials	—	—	1,476,602		1,476,602
Materials	—	—	0	*	0	*
Telecommunication Services	—	59,135	—		59,135
Convertible Preferred Stocks	1,930,716	—	—		1,930,716
Preferred Stocks	9,011,840	—	—		9,011,840
Warrants	—	60,125	144,800		204,925

Total Long-Term Investments	$17,666,095	$811,108,616	$20,976,323		$849,751,034

Short-Term Investments†	$1,504,057	—	—		$1,504,057

Total Investments	$19,170,152	$811,108,616	$20,976,323		$851,255,091

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,651,458	—		$1,651,458

Total	$19,170,152	$812,760,074	$20,976,323		$852,906,549

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$131,360	—		$131,360

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	MATERIALS
Balance as of April 30, 2016	$2,318,296	—	$0	*
Accrued premiums/discounts	16,634	$47,475	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	216,292	(47,475)	—
Purchases	90,284	1,592,800	—
Sales	—	—	—
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[3]	—	—	—

Balance as of July 31, 2016	$2,641,506	$1,592,800	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$216,292	$(47,475)	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of April 30, 2016	$1,707,750	$3,496,381	$1,714,395	$2,916,326
Accrued premiums/discounts	289	4,536	711	4,422
Realized gain (loss)	—	(497,265)	54	223
Change in unrealized appreciation (depreciation)[1]	(289)	267,123	28,402	(3,887)
Purchases	—	727,500	—	—
Sales	—	(2,048,876)	(4,825)	(8,106)
Transfers into Level 3[2]	1,028,432	—	2,378,087	—
Transfers out of Level 3[3]	—	—	(1,738,737)	—

Balance as of July 31, 2016	$2,736,182	$1,949,399	$2,378,087	$2,908,978

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$(289)	$282,847	—	$(3,887)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	FINANCIALS	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of April 30, 2016	$0	*	$1,895,784	$0 *	$368,865	$1,216,807	$5	—	$15,634,609
Accrued premiums/discounts	—		—	—	—	—	—	—	74,067
Realized gain (loss)	—		—	(6,849,237)	—	—	—	—	(7,346,225)
Change in unrealized appreciation (depreciation)[1]	1,505,468		1,360,842	6,896,193	17,010	259,795	(5)	—	10,499,469
Purchases	—		—	—	—	—	—	$144,800	2,555,384
Sales	—		—	(46,956)	—	—	—	—	(2,108,763)
Transfers into Level 3[2]	—		—	—	—	—	—	—	3,406,519
Transfers out of Level 3[3]	—		—	—	—	—	—	—	(1,738,737)

Balance as of July 31, 2016	$1,505,468		$3,256,626	—	$385,875	$1,476,602	$0 *	$144,800	$20,976,323

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	1,505,468		$1,360,842	—	$17,010	$259,795	$(5)	—	$3,590,598

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,932,100
Gross unrealized depreciation	(58,367,304)

Net unrealized depreciation	$(4,435,204)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	601,817	GBP	414,803	Citibank, N.A.	8/12/16	$52,774
EUR	1,050,000	USD	1,209,959	UBS AG	8/12/16	(35,619)
EUR	1,000,000	USD	1,147,750	UBS AG	8/12/16	(29,331)
EUR	595,291	USD	665,000	UBS AG	8/12/16	785
EUR	6,422,264	USD	7,200,000	UBS AG	8/12/16	(17,217)
EUR	5,550,000	USD	6,114,435	UBS AG	8/12/16	92,791
GBP	1,985,111	USD	2,664,801	UBS AG	8/12/16	(37,256)
GBP	995,879	USD	1,312,350	UBS AG	8/12/16	5,822
USD	12,635,470	EUR	11,015,622	UBS AG	8/12/16	315,387
USD	7,145,946	EUR	6,400,000	UBS AG	8/12/16	(11,937)
USD	13,575,098	GBP	9,361,556	UBS AG	8/12/16	1,183,899

Total						$1,520,098

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016